Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Components of Deferred Tax Assets and Liabilities [Abstract]
Stock Based Comp	$ 1,656,200	$ 1,546,000
Accrued Bonus	74,300	17,100
Accrued Expenses	35,200	36,000
Depreciation	7,000	900
ROU (Asset)	(280,600)	(148,800)
ROU Liability	285,400	150,400
Changes in fair value of digital asset	260,100	0
Capitalized R&D	1,378,400	1,967,800
R&D Credit	29,800	29,800
Net Operating Losses (US)	21,572,500	19,647,500
Net Operating Losses (Foreign)	1,466,200	1,327,000
Net deferred tax assets (liabilities)	26,484,500	24,573,700
Valuation allowance	(26,484,500)	(24,573,700)
Net deferred tax assets (liabilities)	$ 0	$ 0